General and administrative expenses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) payment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Analysis of income and expense [abstract]
Short term employee benefits	$ 36,437,000	$ 36,768,000	$ 46,678,000
Share based compensation	62,509,000	47,340,000	20,397,000
Total employee benefit expenses	98,946,000	$ 84,108,000	$ 67,075,000
Key management personnel compensation, post- employment benefits [Abstract]
Material post retirement benefits for executive offices and directors	$ 0
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months